                          WANGER U.S. SMALLER COMPANIES

                         Supplement dated March 16, 2004
        to Prospectus dated May 1, 2003 of Wanger U.S. Smaller Companies

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 13 (after the completion of the section entitled "SHAREHOLDER INFORMATION - How to Invest and Redeem").

Fund Policy on Trading Of Fund Shares

Purchases and exchanges should be made for investment purposes only.
Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 14 (after the completion of the section entitled "SHAREHOLDER INFORMATION - Redeeming Shares by Telephone").

How to Exchange Shares

The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy.

Effective immediately, the following section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

Exchanging Shares by Telephone

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling Columbia WAM at 1-888-4-WANGER (1-888-492-6437). Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                         WANGER INTERNATIONAL SMALL CAP

                         Supplement dated March 16, 2004
        to Prospectus dated May 1, 2003 of Wanger International Small Cap

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 5 (after the completion of the section entitled "PRINCIPAL INVESTMENT RISKS - Sector Risk").

Market timers

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 13 (after the completion of the section entitled "SHAREHOLDER INFORMATION - How to Invest and Redeem").

Fund Policy on Trading Of Fund Shares

Purchases and exchanges should be made for investment purposes only.
Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 14 (after the completion of the section entitled "SHAREHOLDER INFORMATION - Redeeming Shares by Telephone").

How to Exchange Shares

The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy.

Effective immediately, the following section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

Exchanging Shares by Telephone

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling Columbia WAM at 1-888-4-WANGER (1-888-492-6437). Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                              WANGER FOREIGN FORTY

                         Supplement dated March 16, 2004
             to Prospectus dated May 1, 2003 of Wanger Foreign Forty

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 5 (after the completion of the section entitled "PRINCIPAL INVESTMENT RISKS - Sector Risk").

Market timers

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 14 (after the completion of the section entitled "SHAREHOLDER INFORMATION - How to Invest and Redeem").

Fund Policy on Trading Of Fund Shares

Purchases and exchanges should be made for investment purposes only.
Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 14 (after the completion of the section entitled "SHAREHOLDER INFORMATION - Redeeming Shares by Telephone").

How to Exchange Shares

The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy.

Effective immediately, the following section on page 15 of the prospectus is deleted in its entirety and replaced with the following:

Exchanging Shares by Telephone

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling Columbia WAM at 1-888-4-WANGER (1-888-492-6437). Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                                  WANGER TWENTY

                         Supplement dated March 16, 2004
                to Prospectus dated May 1, 2003 of Wanger Twenty

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 13 (after the completion of the section entitled "SHAREHOLDER INFORMATION - How to Invest and Redeem").

Fund Policy on Trading Of Fund Shares

Purchases and exchanges should be made for investment purposes only.
Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

Effective immediately, the following new section is added to the Fund's prospectus beginning on page 14 (after the completion of the section entitled "SHAREHOLDER INFORMATION - Redeeming Shares by
Telephone").

How to Exchange Shares

The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy.

Effective immediately, the following section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

Exchanging Shares by Telephone

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling Columbia WAM at 1-888-4-WANGER (1-888-492-6437). Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.